Commitments and Contingencies - Collaboration Agreements (Details) - USD ($) $ in Millions	1 Months Ended			9 Months Ended
	May 31, 2020	Apr. 30, 2020	Sep. 30, 2018	Sep. 30, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minimum amount agreed to purchase in batches of drug product		$ 10.6
Catalent Maryland, Inc. (Catalent)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Period for which annual fee is payable				5 years
Term of manufacturing and supply agreement		5 years
Additional extension term of manufacturing and supply agreement		5 years
Penn Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront payments	$ 1.0		$ 2.5
Annual fee payable	5.0
Quarterly fee payable	$ 1.3
Extended term of option exercise window	3 years
Period for which annual fee is payable	5 years